Summary of significant accounting policies - Accounts receivable and allowance for doubtful accounts (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Summary of significant accounting policies
Allowance for doubtful accounts	$ 0.7	$ 0.3